Goodwill (Tables)	12 Months Ended
Aug. 31, 2018
Goodwill
Schedule of goodwill

RMB
Balance as of August 31, 2016	9,114
Goodwill acquired (Note 4)	49,562

Balance as of August 31, 2017	58,676
Goodwill acquired (Note 4)	313,717
Disposal of subsidiaries	(316)

Balance as of August 31, 2018	372,077
Balance as of August 31, 2018, in US$	54,477